    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 14, 2009

                                                       REGISTRATION NO. 33-_____

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]
                        POST-EFFECTIVE AMENDMENT NO. [ ]

                                  LAUDUS TRUST
               (Exact Name of Registrant as Specified in Charter)

                              101 Montgomery Street
                             San Francisco, CA 94104
               (Address of Principal Executive Offices) (Zip code)

                                  800.648.5300
              (Registrant's Telephone Number, including Area Code)

NAME AND ADDRESS OF AGENT FOR SERVICE:       COPIES TO:
--------------------------------------       -----------------------------------
KOJI E. FELTON                               TIMOTHY W. LEVIN, ESQ.
Charles Schwab Investment Management, Inc.   Morgan, Lewis & Bockius LLP
101 Montgomery Street                        1701 Market Street
San Francisco, CA 94104                      Philadelphia, PA 19103

As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective on February 13, 2009 pursuant to Rule 488.

     No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

================================================================================

                                  LAUDUS TRUST
                              101 Montgomery Street
                             San Francisco, CA 94104
                                 (888) 517-9900
                               February ___, 2009

     Dear Shareholder:

     We wish to provide you with some important information concerning your investment. As a shareholder of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the "Large Cap Growth Fund" or the "Acquired Fund"), we wish to inform you that the Board of Trustees of the Laudus Trust (the "Trust"), after careful consideration, has approved the reorganization of the Large Cap Growth Fund into the Laudus Rosenberg U.S. Large Capitalization Fund (the "Surviving Fund" and, together with the Large Cap Growth Fund, the "Funds"). The Acquired Fund and the Surviving Fund pursue substantially similar investment objectives and possess similar policies and are managed by the same portfolio managers.

     We believe that this combination will provide substantial benefits to shareholders. The reorganization will combine a small fund into a larger fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base. Further, the reorganization will be tax-free to the Acquired Fund and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

     Shareholder approval is NOT required to effect the reorganization. At the close of business on March ___, 2009, the Acquired Fund will transfer its assets to the Surviving Fund. On that date, you will receive Select Shares and Investor Shares of the Surviving Fund equal in aggregate net asset value to your Select Shares and Investor Shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Surviving Fund.

     THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive Select Shares and Investor Shares of the Surviving Fund in exchange for your Select Shares and Investor Shares of the Acquired Fund as of the closing date. If you have questions or would like to discuss alternatives, you may contact us at (800)-. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions. You are a valued investor and we thank you for your continued investment in the Trust.

                                        Sincerely,


                                        ----------------------------------------
                                        Jeffrey Mortimer
                                        President

                                  LAUDUS TRUST
                              101 Montgomery Street
                             San Francisco, CA 94104
                                 (888) 517-9900
                        PROSPECTUS/INFORMATION STATEMENT
                               February ___, 2009

     This Prospectus/Information Statement is being furnished to shareholders of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the "Large Cap Growth Fund" or the "Acquired Fund"), a series of Laudus Trust (the "Trust"), in connection with an Agreement and Plan of Reorganization (the "Plan") that has been approved by the Board of Trustees of the Trust (the "Board"). Under the Plan, shareholders of Select Shares and Investor Shares of the Acquired Fund will receive Select Shares and Investor Shares of the Laudus Rosenberg U.S. Large Capitalization Fund (the "Large Cap Fund" or the "Surviving Fund" and, together with the Acquired Fund, the "Funds"), a series of the Trust, equal in aggregate value to the aggregate net value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the "Reorganization"). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be effective on or about March __, 2009.

     The Board believes that the Reorganization is in the best interest of the Acquired Fund and that the interests of the Acquired Fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization.

     The Acquired Fund and the Surviving Fund are each a series of the Trust, a Massachusetts business trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently consists of 13 separate series, including the Acquired Fund and the Surviving Fund. Charles Schwab Investment Management, Inc. (the "Adviser" or "CSIM") and AXA Rosenberg Investment Management LLC (the "Subadviser" or "AXA Rosenberg") serve as the investment adviser and subadviser, respectively, to the Acquired Fund and the Surviving Fund. The investment objective of the Acquired Fund and the Surviving Fund is to seek long-term capital appreciation.

     This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and Surviving Fund and the Reorganization. The prospectus for the Acquired Fund and the Surviving Fund, dated July 31, 2008, as supplemented on December 15, 2008, is included with this Prospectus/Information Statement and is incorporated herein by reference.

     A Statement of Additional Information dated February ___, 2009 relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement. Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information dated July 31, 2008, which has been filed with the SEC.

     For a free copy of any of the documents described above, you may call 1-800-881-9358, or you may write to the Laudus Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the Internet site for Laudus Trust at www.laudusfunds.com. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

     This Prospectus/Information Statement and the enclosures are expected to be available to shareholders on or about February __, 2009. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

     AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SYNOPSIS ..............................................................................................     4
   The Reorganization..................................................................................     4
   Comparison of the Investment Objectives and Policies of the Funds...................................     4
   Fees and Expenses...................................................................................     5
   Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.......     7
PRINCIPAL RISK FACTORS ................................................................................     7
INFORMATION ABOUT THE REORGANIZATION ..................................................................     8
   Material Features of the Agreement and Plan of Reorganization ......................................     8
   Reasons For the Reorganization......................................................................     9
   Federal Income Tax Consequences.....................................................................    10
   Shareholder Rights, Description of the Securities to be Issued......................................    11
   Capitalization......................................................................................    12
ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND THE ACQUIRED FUND..................................    13
COMPARISON OF THE FUNDS................................................................................    13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....................................................    16
   Control Persons.....................................................................................    16
   Principal Shareholders..............................................................................    17
ADDITIONAL INFORMATION.................................................................................    18
   Investment Adviser..................................................................................    18
FINANCIAL HIGHLIGHTS...................................................................................    19
APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION...................................................................   A-1

                                    SYNOPSIS

     The Reorganization.

     The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for Select Shares and Investor Shares of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Acquired Fund's valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund's valuation procedures. Select Shares and Investor Shares of the Surviving Fund will be distributed, respectively, to shareholders of Select Shares and Investor Shares of the Acquired Fund in exchange for their Select Shares and Investor Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of Select Shares and Investor Shares of the Acquired Fund will own, respectively, Select Shares and Investor Shares of the Surviving Fund equal in value to the current net asset value of such shareholder's shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the "1940 Act") will be terminated.

     The Reorganization is intended to be tax-free for U.S. Federal income tax purposes. This means that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that the Reorganization will be tax-free for the Surviving Fund.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the "Plan"). Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

     The Adviser has undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization.

     Comparison of the Investment Objectives and Policies of the Acquired Fund and Surviving Fund.

     The Acquired Fund and Surviving Fund have identical investment objectives: to seek long-term capital appreciation.

     The Acquired Fund and the Surviving Fund pursue substantially similar investment strategies. Both Funds invest primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States. The primary difference between the two Funds' investment strategies is that the Acquired Fund generally exhibits a "growth" style of investing due to the fact that the Subadviser seeks to construct the Acquired Fund's portfolio similar to that of the Russell 1000 Growth Index. In contrast, the Surviving Fund generally exhibits a "core" or "blend" style of investing and seeks to construct a portfolio similar to that of the Russell 1000 Index. A more complete description of the Funds' investment strategies and policies is set forth below.

     The Acquired Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a "growth" style of investing. In selecting securities for the Fund, AXA

Rosenberg seeks to match the capitalization profile of the Russell 1000 Growth Index, a widely used index of approximately one thousand large- and mid-capitalization U.S. companies. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000 Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies. The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models (described below) while seeking to construct a portfolio that is similar to its Russell 1000 Growth Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures.

     The Surviving Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a "core" or "blend" style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000 Index, a widely used index of approximately one thousand large- and mid-capitalization U.S. companies. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000 Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies. The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models (described below) while seeking to construct a portfolio that is similar to its Russell 1000 Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures.

     In managing the Acquired Fund and the Surviving Fund, AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

     For further information about the Funds' investment objectives and policies, see "Comparison of the Funds--Investment Objectives and Strategies."

     Fees and Expenses.

     The following table sets forth: (i) the fees and expenses of the Select Shares and Investor Shares of the Large Cap Growth Fund as of September 30, 2008; (ii) the fees and expenses of the Select Shares and Investor Shares of the Large Cap Fund as of September 30, 2008; and (iii) the estimated fees and expenses of the Select Shares and Investor Shares of the Large Cap Fund on a pro forma basis after giving effect to the Reorganization, based on pro-forma combined assets as of September 30, 2008.

  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                                     PRO FORMA
                                                                                                   COMBINED LARGE
                                                             LARGE CAP           LARGE CAP            CAP FUND
                                                            GROWTH FUND             FUND          (SURVIVING FUND)
                                                         -----------------   -----------------   -----------------
                                                         Select   Investor   Select   Investor   Select   Investor
                                                         Shares    Shares    Shares    Shares    Shares    Shares
                                                         ------   --------   ------   --------   ------   --------
SHAREHOLDER FEES
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases           N/A       N/A       N/A       N/A       N/A       N/A
Maximum Deferred Sales Charge (Load)                       N/A       N/A       N/A       N/A       N/A       N/A
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends                                               N/A       N/A       N/A       N/A       N/A       N/A
Redemption Fee (charged only to shares redeemed or
   exchanged within 30 days of purchase)                  2.00%     2.00%     2.00%     2.00%     2.00%     2.00%
Exchange Fee                                               N/A       N/A       N/A       N/A       N/A       N/A
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees.......................................    0.75      0.75      0.75      0.75      0.75      0.75
Distribution and Shareholder Service
(12b-1) Fees..........................................      --      0.25        --      0.25        --      0.25
Other Expenses........................................    0.29      0.41      0.19      0.32      0.17      0.27
Total Annual Fund Operating Expenses..................    1.04      1.41      0.94      1.32      0.92      1.27
Less Fee Waiver/Expense Reimbursement(1) .............   (0.18)    (0.26)    (0.09)    (0.17)    (0.07)    (0.12)
Net Expenses..........................................    0.86      1.15      0.85      1.15      0.85      1.15

----------
1 Pursuant to the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses for the Select and Investor classes when the operating expenses reach 0.84% and 1.14%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreement will be in place until at least July 30, 2010. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Funds to CSIM during the next two fiscal years to the extent that the repayment will not cause a Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

     Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

     The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund's operating expenses remain the same and you reinvest all dividends and distributions.

                                              1      3       5       10
                                            YEAR   YEARS   YEARS    YEARS
                                            ----   -----   -----   ------
LARGE CAP GROWTH FUND
   Select Shares....................        $ 88   $313    $ 557   $1,255
   Investor Shares..................        $117   $421    $ 746   $1,668
LARGE CAP FUND
   Select Shares....................        $ 87   $291    $ 511   $1,146
   Investor Shares..................        $117   $402    $ 707   $1,575

PRO FORMA COMBINED LARGE CAP FUND
   Select Shares....................   $ 87   $286    $ 502   $1,125
   Investor Shares..................   $117   $391    $ 685   $1,523

     The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and
(2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of Surviving Fund's, many of which are beyond the control of the Surviving Fund and the Adviser.

     Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

     Procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as those of the Acquired Fund. Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund's policy is to (i) declare and pay distributions of its dividends and interest annually and (ii) distribute net short-term capital gains and net long-term gains annually although, in each case, it may do so more frequently as determined by the Trustees of the Trust. The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds' procedures for valuing their assets are the same.

                             PRINCIPAL RISK FACTORS.

     The principal risks of investments in the Acquired Fund and Surviving Fund are identical.

              RISKS APPLICABLE TO ACQUIRED FUND AND SURVIVING FUND

Investment Risk                               An investment in the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a
                                              Fund's portfolio.  These types of risks may be greater with respect to investments in securities of foreign issuers.  Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. This risk is significant for both Funds.

Management Risk                               Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that they will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under

                                              market conditions when, in retrospect, their use would have been beneficial to a Fund or both Funds.

Large- and Mid-Size Company Risk              Stocks of both large- and mid-size companies tend to go in and out of favor based on market and economic conditions. However, stocks of mid cap companies tend to be more volatile than those of large cap companies because mid cap companies tend to be more susceptible to adverse business or economic events than larger, more established companies. During a period when large and mid cap U.S. stocks fall behind other types of investments--bonds or stocks of small-size companies--a Fund's performance also will lag those investments.  This risk is particularly significant for both Funds.

Investments in Exchange-Traded Funds (ETFs)   The Funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.
                                              The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                      INFORMATION ABOUT THE REORGANIZATION

     Material Features of the Plan.

     The Plan sets forth the terms and conditions of the Reorganization. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Prospectus/Information Statement.

     At the consummation of the Reorganization, which is expected to occur at the close of business on or about March __, 2009, (the "Effective Time"), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for Select Shares and Investor Shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance the Acquired Fund's valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund's valuation procedures. Select Shares and Investor Shares of the Surviving Fund will be distributed, respectively, to shareholders of Select Shares and

Investor Shares of the Acquired Fund in exchange for their Select Shares and Investor Shares. After completion of the Reorganization, each shareholder of Select Shares and Investor Shares of the Acquired Fund will own, respectively, Select Shares and Investor Shares of the Surviving Fund equal in value to the current net asset value of such shareholder's shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 will be terminated.

     The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

     The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to Trust's transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. Any special options relating to a shareholders account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

     The Reorganization is subject to a number of conditions as set forth in the Plan attached hereto as Appendix A. The Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund. The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time. The Plan provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plan; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders.

     The Adviser will bear the expenses incurred in connection with the Reorganization. The Adviser estimates that these expenses will be $_________.

     Reasons For Reorganization.

     The Board considered the Reorganization at a meeting held on December 1, 2008, and approved the Plan. In approving the Reorganization, the Board of the Acquired Fund determined that it is in the best interests of the Acquired Fund and its shareholders to reorganize the Acquired Fund into the Surviving Fund. In making this determination, the Board of the Acquired Fund considered a number of factors, including:

          - the interests of the Acquired Fund's shareholders and the Surviving Fund's shareholders would not be diluted as a result of the proposed reorganization;

          - the similarity of the investment strategies of the Acquired Fund to those of the Surviving Fund;

          - the greater asset size of the Surviving Fund relative to that of the Acquired Fund and the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

          - the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund's continuing viability as a stand-alone series of the Trust;

          - that the Reorganization is intended to be tax-free for U.S. Federal income tax purposes for shareholders of the Acquired Fund;

          - that the management fee with respect to the Acquired Fund is identical to that of the Surviving Fund; and

          - that the expenses of the Reorganization would not be borne by the Funds' shareholders.

     The Board of the Surviving Fund has also determined that the consummation of the Reorganization is in the best interests of the shareholders of the Surviving Fund.

     Federal Income Tax Consequences

     Each Fund intends to qualify as of the Effective Time as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

     (1) The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by the Acquired Fund upon (a) the transfer of its assets and liabilities to the Surviving Fund in exchange for the issuance of shares of the Surviving Fund to the Acquired Fund and the assumption by the Surviving Fund of the Acquired Fund's liabilities, if any, and (b) the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

     (3) No gain or loss will be recognized by the Surviving Fund upon it receipt of the assets and liabilities of the Acquired Fund in exchange for the issuance of shares of the Surviving Fund to the Acquired Fund and the assumption by the Surviving Fund of the Acquired Fund's liabilities, if any (Section 1032(a) of the Code);

     (4) The tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder's Acquired Fund shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

     (5) The tax basis of the Surviving Fund in the assets and liabilities of the Acquired Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Acquired Fund immediately before the Reorganization (Section 362(b) of the Code);

     (6) The tax holding period for the shares of the Surviving Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Acquired Fund exchanged therefore, provided that the shareholder held such shares of the Acquired Fund as capital assets;

     (7) The tax holding period for the Surviving Fund with respect to the assets and liabilities of the Acquired Fund received in the Reorganization will include the period for which such assets and liabilities were held by the Acquired Fund (Section 1223(2) of the Code); and

     (8) The Acquired Fund's shareholders will not recognize gain or loss upon the exchange of their shares of the Acquired Fund for shares of the Surviving Fund as part of the Reorganization.

     No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

     As of September 30, 2008, the Acquired Fund had unutilized capital loss carryfowards of approximately $0. The final amount of unutilized capital loss carryfowards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryfowards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service that approximates a tax-exempt bond yield.

     The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the Internal Revenue Service ("IRS"). The opinion from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

     Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

Shareholder Rights, Description of the Securities to be Issued

     The Trust is organized as a Massachusetts business trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Trust are shareholders of the same legal entity, the Trust. The Trust's Third Amended and Restated Declaration of Trust ("Declaration of Trust"), the Trust's governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

     Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust's Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

     Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust's portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

     The Declaration of Trust does not prescribe any rights or privileges to the shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the shares of the Acquired Fund.

     Capitalization.

     The Surviving Fund's total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. The following table sets forth as of September 30, 2008, on an unaudited basis::

     (1)  the capitalization of the Large Cap Growth Fund;

     (2)  the capitalization of the Large Cap Fund; and

     (3) the pro forma capitalization of the Large Cap Fund as adjusted to give effect to the Reorganization

                                                                 PRO FORMA
                                                              COMBINED LARGE
                                   LARGE CAP     LARGE CAP       CAP FUND
                                  GROWTH FUND      FUND      (SURVIVING FUND)
                                  -----------   ----------   ----------------
Total Net Assets ..............
   Select Shares                   46,209,350   78,727,327     124,936,677
   Investor Shares                  2,904,271    7,767,089      10,671,360
Shares Outstanding ............
   Select Shares                    5,728,009    8,440,414      13,393,185
   Investor Shares                    358,738      833,417       1,145,034
Net Asset Value Per Share .....
   Select Shares                         8.07         9.33            9.33
   Investor Shares                       8.10         9.32            9.32

     This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

     Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which shall result in a decrease in the Acquired Fund's Net Asset Value.

                        ADDITIONAL INFORMATION ABOUT THE
                      SURVIVING FUND AND THE ACQUIRED FUND

     Comparison of the Surviving Fund and the Acquired Fund

     The following is a comparison of the investment objectives, principal investment strategies and portfolio management of the Funds. The primary differences between the Funds are noted in italics.

                       LARGE CAP FUND                                          LARGE CAP GROWTH FUND
                    (the Surviving Fund)                                        (the Acquired Fund)
-----------------------------------------------------------   ------------------------------------------------------
INVESTMENT OBJECTIVE                                          INVESTMENT OBJECTIVE

The Large Cap Fund seeks long-term capital appreciation.      The Large Cap Growth Fund seeks long-term capital
                                                              appreciation.

PRINCIPAL INVESTMENT STRATEGIES                               PRINCIPAL INVESTMENT STRATEGIES

The Large Cap Fund invests primarily in the common stocks     The Large Cap Growth Fund invests primarily in the
of the largest 1000 companies that are traded principally     common stocks of the largest 1000 companies that are
in the markets of the United States ("U.S. Large              traded principally in the markets of the United States
Capitalization Companies") and will generally exhibit a       ("U.S. Large Capitalization Companies") and will
"core" or "blend" style of investing. In selecting            generally exhibit a "growth" style of investing. In
securities for the Fund, AXA Rosenberg seeks to match the     selecting securities for the Fund, AXA Rosenberg seeks
capitalization profile of the Russell 1000 Index, a widely    to match the capitalization profile of the Russell
used index of approximately one thousand large- and           1000 Growth Index, a widely used index of
mid-capitalization U.S. companies. The definition of U.S.     approximately one thousand large- and
Large Capitalization Companies may change from time to time   mid-capitalization U.S. companies. The definition of
to include, on an ongoing basis, the market capitalization    U.S. Large Capitalization Companies may change from
of every company in the Russell 1000 Index.                   time to time to include, on an ongoing basis, the
                                                              market capitalization of every company in the Russell
                                                              1000 Growth Index.

Under normal circumstances, the Fund will invest at least     Under normal circumstances, the Fund will invest at
80% of its net assets (including, for this purpose, any       least 80% of its net assets (including, for this
borrowings for investment purposes) in the securities of      purpose, any borrowings for investment purposes) in
U.S. Large Capitalization Companies.                          the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing by    AXA Rosenberg employs a bottom-up approach to
evaluating the financial characteristics of individual        investing by evaluating the financial characteristics
stocks rather than forecasting the                            of individual stocks rather than forecasting the

trends in markets, investment styles or sectors. AXA          trends in markets, investment styles or sectors. AXA
Rosenberg seeks to identify mispriced stocks across           Rosenberg seeks to identify mispriced stocks across
industries, through rigorous analysis of a company's          industries, through rigorous analysis of a company's
fundamental data. AXA Rosenberg's stock selection process     fundamental data. AXA Rosenberg's stock selection
is driven by proprietary technology known as "expert          process is driven by proprietary technology known as
systems," which are designed to analyze the fundamentals of   "expert systems,"  which are designed to analyze the
the more than 21,000 securities currently in AXA              fundamentals of the more than 21,000 securities
Rosenberg's global universe. AXA Rosenberg uses two stock     currently in AXA Rosenberg's global universe. AXA
selection models to evaluate the relative attractiveness of   Rosenberg uses two stock selection models to evaluate
the stocks in its universe: (1) its Valuation Model           the relative attractiveness of the stocks in its
estimates the fair value for each company in its database     universe: (1) its Valuation Model estimates the fair
by assessing various fundamental data such as company         value for each company in its database by assessing
financial statistics, and (2) its Earnings Forecast Model     various fundamental data such as company financial
estimates year-ahead earnings by analyzing fundamental data   statistics, and (2) its Earnings Forecast Model
and investor sentiment data such as analysts' earnings        estimates year-ahead earnings by analyzing fundamental
estimates and broker buy/sell recommendations. AXA            data and investor sentiment data such as analysts'
Rosenberg compares companies operating in similar             earnings estimates and broker buy/sell
businesses to identify those believed to be undervalued in    recommendations. AXA Rosenberg compares companies
relation to their peers, putting together the valuation and   operating in similar businesses to identify those
earnings forecast views to gain an overall perspective on     believed to be undervalued in relation to their peers,
the attractiveness of each stock.                             putting together the valuation and earnings forecast
                                                              views to gain an overall perspective on the
                                                              attractiveness of each stock.

The Large Cap Fund favors stocks that appear attractive       The Large Cap Growth Fund favors stocks that appear
from the perspective of the Valuation and Earnings Forecast   attractive from the perspective of the Valuation and
Models while seeking to construct a portfolio that is         Earnings Forecast Models while seeking to construct a
similar to its Russell 1000 Index benchmark with respect to   portfolio that is similar to its Russell 1000 Growth
characteristics such as market capitalization, industry       Index benchmark with respect to characteristics such
weightings and other risk exposures. While the success of     as market capitalization, industry weightings and
the Fund relative to its benchmark will derive from the       other risk exposures. Since the benchmark Russell 1000
accuracy of AXA Rosenberg's stock selection models, other     Growth Index has a "growth" style or orientation,
factors, such as the Fund's industry weightings and the       the Fund will also exhibit this "growth" style or
risks associated with specific individual stock selections,   orientation. In addition, while the success of the
also affect the Fund's performance.                           Fund relative to its benchmark will derive from the
                                                              accuracy of AXA Rosenberg's stock selection models,
                                                              other factors, such as the Fund's industry weightings
                                                              and the risks associated with specific individual
                                                              stock selections, also affect the Fund's performance.

The Large Cap Fund may engage in active and frequent          The Large Cap Growth Fund may engage in active and
trading of the securities in its portfolio (e.g., greater     frequent trading of the securities in its portfolio
than 100% turnover), which would increase transaction costs   (e.g., greater than 100% turnover), which would
incurred by the Fund. In addition, when a fund engages in     increase transaction costs incurred by the Fund. In
active and frequent trading, a larger portion of the          addition, when a fund engages in active and frequent
distributions investors receive from such fund may            trading, a larger portion of the distributions
                                                              investors receive from such fund may

reflect short-term capital gains which are taxed like         reflect short-term capital gains which are taxed like
ordinary income, rather than long-term capital gain           ordinary income, rather than long-term capital gain
distributions.                                                distributions.

For temporary defensive purposes during unusual economic or   For temporary defensive purposes during unusual
market conditions or for liquidity purposes, the Fund may     economic or market conditions or for liquidity
invest up to 100% of its assets in cash, money market         purposes, the Fund may invest up to 100% of its assets
instruments, repurchase agreements and other short-term       in cash, money market instruments, repurchase
obligations. When the Fund engages in such activities, it     agreements and other short-term obligations. When the
may not achieve its investment objective.                     Fund engages in such activities, it may not achieve
                                                              its investment objective.

PORTFOLIO MANAGEMENT                                          PORTFOLIO MANAGEMENT

Investment decisions arise from AXA Rosenberg's               Investment decisions arise from AXA Rosenberg's
disciplined, systematic process, which combines proprietary   disciplined, systematic process, which combines
expert systems and comprehensive databases to replicate the   proprietary expert systems and comprehensive databases
decisions financial experts might make in a perfect world.    to replicate the decisions financial experts might
AXA Rosenberg's portfolio engineers research and monitor      make in a perfect world. AXA Rosenberg's portfolio
the portfolio's performance against the relevant benchmark    engineers research and monitor the portfolio's
and ensure compliance with the portfolio's objectives.  The   performance against the relevant benchmark and ensure
team of portfolio engineers, who are employed by AXA          compliance with the portfolio's objectives.  The team
Rosenberg and an affiliated entity, the Barr Rosenberg        of portfolio engineers, who are employed by AXA
Research Center LLC, are jointly and primarily responsible    Rosenberg and an affiliated entity, the Barr Rosenberg
for monitoring the recommendations for all accounts that      Research Center LLC, are jointly and primarily
are generated by AXA Rosenberg's investment models and for    responsible for monitoring the recommendations for all
the day-to-day portfolio management operations of the Fund.   accounts that are generated by AXA Rosenberg's
                                                              investment models and for the day-to-day portfolio
                                                              management operations of the Fund.

Dr. William Ricks has been with AXA Rosenberg since 1989,     Dr. William Ricks has been with AXA Rosenberg since
where he has been the Chief Executive Officer and Chief       1989, where he has been the Chief Executive Officer
Investment Officer for the past five years.  He is            and Chief Investment Officer for the past five years.
responsible for overseeing the implementation of AXA          He is responsible for overseeing the implementation of
Rosenberg's investment strategies, which are primarily        AXA Rosenberg's investment strategies, which are
driven by stock selection and portfolio construction          primarily driven by stock selection and portfolio
models. To that end, he has overall responsibility for the    construction models. To that end, he has overall
implementation of AXA Rosenberg's investment strategies and   responsibility for the implementation of AXA
the various aspects of AXA Rosenberg's investment process,    Rosenberg's investment strategies and the various
including trading, operations, portfolio engineering and      aspects of AXA Rosenberg's investment process,
portfolio construction.                                       including trading, operations, portfolio engineering
                                                              and portfolio construction.



     Additional information about the Funds, including risks associated with an investment in the Funds, performance, management, organization and capital structure, disclosure of portfolio holdings, shareholding information (including information as to the pricing of shares), and distribution arrangements are contained in the Funds' prospectus, a copy of which is included with this

Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated July 31, 2008, for each of the Funds also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Control Persons. As of February 1, 2009, CSIM and its affiliates held of record approximately ____% of the outstanding shares of the Large Cap Growth Fund, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

     As of February 1, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Large Cap Growth Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

     As of February 1, 2009, CSIM and its affiliates held of record approximately _____% of the Large Cap Fund's outstanding Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

     As of February 1, 2009, the Trustees and officer as a group owned less than 1% of the outstanding shares of each share class of the Large Cap Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

     Principal Shareholders. As of February 1, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.

                                           PERCENTAGE OF
LARGE CAP GROWTH FUND                       OUTSTANDING
- SELECT SHARES         NAME AND ADDRESS    SHARES OWNED
---------------------   ----------------   -------------



                                           PERCENTAGE OF
LARGE CAP GROWTH FUND                       OUTSTANDING
- INVESTOR SHARES       NAME AND ADDRESS    SHARES OWNED
---------------------   ----------------   -------------


                                     PERCENTAGE OF
LARGE CAP FUND                        OUTSTANDING
- SELECT SHARES   NAME AND ADDRESS    SHARES OWNED
---------------   ----------------   -------------


                                       PERCENTAGE OF
LARGE CAP FUND                          OUTSTANDING
- INVESTOR SHARES   NAME AND ADDRESS    SHARES OWNED
-----------------   ----------------   -------------


     On the basis of the share holdings information presented above, the following persons will own in excess of 5% of the outstanding shares of the Large Cap Fund upon consummation of the Reorganization. These tables assume that the value of the shareholder's interest in a Fund on the date of the consummation of the Reorganization is the same as on February 1, 2009.

                                     PERCENTAGE OF
LARGE CAP FUND                        OUTSTANDING
- SELECT SHARES   NAME AND ADDRESS    SHARES OWNED
---------------   ----------------   -------------


                                       PERCENTAGE OF
LARGE CAP FUND                          OUTSTANDING
- INVESTOR SHARES   NAME AND ADDRESS    SHARES OWNED
-----------------   ----------------   -------------


                             ADDITIONAL INFORMATION

     Investment Adviser.

     CSIM, a wholly owned subsidiary of The Charles Schwab Corporation located at 101 Montgomery Street, San Francisco CA 94104, serves as the investment adviser of the Acquired Fund and the Surviving Fund. For managing each of the Acquired Fund and the Surviving Fund, CSIM is entitled to receive 0.75% of the first $1 billion of average daily net assets under management, 0.70% of average daily net asset over $1 billion and 0.675% of average daily net assets over $2 billion. Upon consummation of the Reorganization, the investment advisory fee paid to CSIM with respect to the Surviving Fund will remain the same.

     Subadviser.

     AXA Rosenberg is the Funds' subadviser. AXA Rosenberg's address is 4 Orinda Way, Orinda, CA 94563.

     Additional information about CSIM and the Subadviser is contained in the prospectus for the Acquired Fund and Surviving Fund, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated July 31, 2008, for each of the Funds also contains additional information about CSIM and the Subadviser. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

     Other Service Providers. The Funds' other service providers are also the same. These entities are listed below.

Boston Financial Data Services, Inc   Transfer and Shareholder Service Agent
P.O. Box 8032
Boston, Massachusetts 02266

State Street Bank and Trust Company   Custodian
Boston, Massachusetts 02102           Administrator
                                      Fund Accountant

ALPS Distributors, Inc.               Distributor
1625 Broadway, Suite 2200
Denver, Colorado 80202

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information for the past five years (but excluding the information for the six months ended September 30, 2008) has been audited by PriceWaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is incorporated herein by reference.

Laudus Rosenberg U.S. Large Capitalization Growth Fund

Financial Statements

FINANCIAL HIGHLIGHTS

                                              4/1/08-       4/1/07       4/1/06-       4/1/05-      4/1/04-     8/15/03(1)-
INVESTOR SHARES                               9/30/08*      3/31/08      3/31/07       3/31/06      3/31/05     3/31/04
---------------                               --------      -------      -------       -------      -------     -----------
PER--SHARE DATA ($)
Net asset value at beginning of period          9.18          9.83         9.33          8.15         7.92          6.95
                                              ------        ------       ------        ------       ------        ------
Income (loss) from investment operations:
   Net investment income (loss)                 0.00(2, 3)   (0.02)(2)     0.00(2, 3)   (0.01)(2)     0.02(2)       0.09(2)
   Net realized and unrealized gains
      (losses)                                 (1.08)        (0.05)        0.50          1.19         0.23          0.92
                                              ------        ------       ------        ------       ------        ------
   Total from investment operations            (1.08)        (0.07)        0.50          1.18         0.25          1.01
Less distributions:
   Distributions from net investment income       --            --           --            --        (0.02)        (0.04)
   Distributions from net realized gains          --         (0.58)          --            --           --            --
                                              ------        ------       ------        ------       ------        ------
   Total distributions                            --         (0.58)          --            --        (0.02)        (0.04)
                                              ------        ------       ------        ------       ------        ------
Net asset value at end of period                8.10          9.18         9.83          9.33         8.15          7.92
                                              ------        ------       ------        ------       ------        ------
Total return (%)                              (11.76)(4)     (1.25)        5.36         14.48         3.14         14.50(4)
RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
   Net operating expenses                       1.15(5)       1.30(6)      1.29          1.33         1.32          1.11(5)
   Gross operating expenses                     1.41(5)       1.40         1.43          1.91         2.68          2.72(5)
   Net investment income (loss)                 0.05(5)      (0.17)       (0.01)        (0.12)        0.21          1.12(5)
Portfolio turnover rate                           36(4)         85           71            79           78           177(4)
Net assets, end of period ($ x 1,000)          2,904         2,804        2,242         1,810        1,894         1,479

                                              4/1/08-         4/1/07       4/1/06-       4/1/05-      4/1/04-     4/1/03-
SELECT SHARES                                 9/30/08(*, 7)   3/31/08      3/31/07       3/31/06      3/31/05     3/31/04
-------------                                 -------------   -------      -------       -------      -------     -------
PER--SHARE DATA ($)
Net asset value at beginning of period          9.14            9.76         9.26          8.07         7.84        5.95
                                              ------          ------       ------        ------       ------      ------
Income (loss) from investment operations:
   Net investment income (loss)                 0.02(2)         0.01(2)      0.03(2)       0.02(2)      0.04(2)     0.06(2)
   Net realized and unrealized gains (losses)  (1.09)          (0.03)        0.49          1.18         0.23        1.89
                                              ------          ------       ------        ------       ------      ------
   Total from investment operations            (1.07)          (0.02)        0.52          1.20         0.27        1.95
Less distributions:
   Distributions from net investment income       --           (0.02)       (0.02)        (0.01)       (0.04)      (0.06)
   Distributions from net realized gains          --           (0.58)          --            --           --          --
                                              ------          ------       ------        ------       ------      ------
   Total distributions                            --           (0.60)       (0.02)        (0.01)       (0.04)      (0.06)
                                              ------          ------       ------        ------       ------      ------
Net asset value at end of period                8.07            9.14         9.76          9.26         8.07        7.84
                                              ------          ------       ------        ------       ------      ------
Total return (%)                              (11.71)(4)       (0.78)        5.62         14.85         3.42       32.84
RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
   Net operating expenses                       0.86(5, 8)      1.00(8)      0.99          0.99         0.99        0.80
   Gross operating expenses                     1.04(5)         1.02         1.05          1.34         2.34        2.59
   Net investment income (loss)                 0.34(5)         0.10         0.30          0.27         0.53        0.80
Portfolio turnover rate                           36(4)           85           71            79           78         177
Net assets, end of period ($ x 1,000)         46,209          52,681       75,481        44,426        5,056       5,006

*    Unaudited.

(1)    Commencement of operations.

(2)    Calculated based on the average shares outstanding during the period.

(3)    Amount less than $0.005

(4)    Not annualized.

(5)    Annualized.

(6) The ratio of net operating expenses for period ending 03/31/08 would have been 1.29% if interest expense had not been included.

(7)    Effective July 31,2008, the Institutional Shares became Select Shares.

(8) The ratio of net operating expenses for period ending 03/31/08 and 09/30/08 would have been 0.99% and 0.85% respectively, if interest expense had not been included.

Laudus Rosenberg U.S. Large Capitalization Fund

Financial Statements

FINANCIAL HIGHLIGHTS

                                                 4/1/08-       4/1/07-      4/1/06-       4/1/05-      4/1/04-     4/1/03-
INVESTOR SHARES                                  9/30/08*      3/31/08      3/31/07       3/31/06      3/31/05     3/31/04
---------------                                  --------      -------      -------       -------      -------     -------
PER--SHARE DATA ($)
Net asset value at beginning of period            10.38         13.21        12.36         11.81        10.96        8.31
                                                 ------        ------       ------        ------       ------      ------
Income (loss) from investment operations:
   Net investment income (loss)                    0.04(1)       0.06(1)      0.07(1)       0.06(1)      0.08(1)     0.02(1)
   Net realized and unrealized gains (losses)     (1.10)        (0.72)        1.25          1.63         0.93        2.63
                                                 ------        ------       ------        ------       ------      ------
   Total from investment operations               (1.06)        (0.66)        1.32          1.69         1.01        2.65
Less distributions:
   Distributions from net investment income          --         (0.06)       (0.05)        (0.07)       (0.07)         --
   Distributions from net realized gains             --         (2.11)       (0.42)        (1.07)       (0.09)         --
                                                 ------        ------       ------        ------       ------      ------
   Total distributions                               --         (2.17)       (0.47)        (1.14)       (0.16)         --
                                                 ------        ------       ------        ------       ------      ------
Net asset value at end of period                   9.32         10.38        13.21         12.36        11.81       10.96
                                                 ------        ------       ------        ------       ------      ------
Total return (%)                                 (10.21)(2)     (6.61)       10.69         14.57         9.22       31.89
RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
   Net operating expenses                          1.15(3)       1.31(4)      1.30(4)       1.33         1.35        1.25
   Gross operating expenses                        1.32(3)       1.40         1.38          1.52         1.58        1.51
   Net investment income (loss)                    0.81(3)       0.45         0.52          0.50         0.69        0.24
Portfolio turnover rate                              71(2)        166          144           144          128         142
Net assets, end of period ($ x 1,000)             7,767         9,017       10,074        10,026        2,786         590

                                                    4/1/08-     4/1/07-      4/1/06-       4/1/05-      4/1/04-     4/1/03-
SELECT SHARES                                    9/30/08(*, 5)  3/31/08      3/31/07       3/31/06      3/31/05     3/31/04
-------------                                    -------------  -------      -------       -------      -------     -------
PER--SHARE DATA ($)
Net asset value at beginning of period              10.38        13.21        12.35         11.79        10.92        8.28
                                                   ------       ------       ------        ------       ------      ------
Income (loss) from investment operations:
   Net investment income (loss)                      0.06(1)      0.10(1)      0.10(1)       0.10(1)      0.11(1)    (0.06)(1)
   Net realized and unrealized gains (losses)       (1.11)       (0.71)        1.27          1.62         0.94        2.62
                                                   ------       ------       ------        ------       ------      ------
   Total from investment operations                 (1.05)       (0.61)        1.37          1.72         1.05        2.68
Less distributions:
   Distributions from net investment income            --        (0.11)       (0.09)        (0.09)       (0.09)      (0.04)
   Distributions from net realized gains               --        (2.11)       (0.42)        (1.07)       (0.09)         --
                                                   ------       ------       ------        ------       ------      ------
   Total distributions                                 --        (2.22)       (0.51)        (1.16)       (0.18)      (0.04)
                                                   ------       ------       ------        ------       ------      ------
Net asset value at end of period                     9.33        10.38        13.21         12.35        11.79       10.92
                                                   ------       ------       ------        ------       ------      ------
Total return (%)                                   (10.12)(2)    (6.30)       11.10         14.90         9.66       32.33
RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
   Net operating expenses                            0.85(3)      1.00(6)      1.00(6)       1.01         0.99        1.00
   Gross operating expenses                          0.94(3)      1.01         1.01          1.14         1.23        1.47
   Net investment income (loss)                      1.12(3)      0.77         0.81          0.80         0.96        0.62
Portfolio turnover rate                                71(2)       166          144           144          128         142
Net assets, end of period ($ x 1,000)              78,727       83,783       94,921        54,296       44,559      44,301

*    Unaudited

(1)    Calculated based on the average shares outstanding during the period.

(2)    Not annualized.

(3)    Annualized.

(4) The ratio of net operating expenses would have been 1.29%, if interest expenses had not been included.

(5)    Effective July 31, 2008, the Institutional Shares became Select Shares.

(6) The ratio of net operating expenses would have been .99%, if interest expenses had not been included.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of February, 2009, by and between Laudus Trust, a Massachusetts business trust (the "Trust"), on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund (the "Acquired Fund"), and the Trust, on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund (the "Surviving Fund" and, together with the Acquired Fund, the "Funds"). Charles Schwab Investment Management, Inc. ("CSIM") joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 101 Montgomery Street, San Francisco CA, 94104.

     WHEREAS, the Trust was established on April 1, 1988 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

     WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue its shares of beneficial interest;

     WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); and

     WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not "interested persons," as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds' respective existing shareholders will not be diluted as a result;

     NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund ("Surviving Fund Shares") followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund ("Acquired Fund Shares") on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1. Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the "Statement of Assets and Liabilities"), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of Select Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Select Shares of the Surviving Fund. Shareholders of record of Investor Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Investor Shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the "Reorganization."

2. Transfer of Assets.

     (a) The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

     (b) The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund's investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund's fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

     (c) The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund's assets are deposited, the Acquired Fund's assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

     (d) The Acquired Fund shall direct Boston Financial Data Services, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Select Shares and Investor Shares s owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund's account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3. Calculations.

     (a) The number of full and fractional Select Shares and Investor Shares of Surviving Fund Shares to be issued in exchange for the Acquired Fund's assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund for each class by the net asset value per share of the Surviving Fund for each class on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of Select Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Select Shares of the Surviving Fund. Shareholders of record of Investor Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Investor Shares of the Surviving Fund.

     (b) The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund's net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the "1933 Act").

4. Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund's net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5. Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on _______ __, 2009, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6. Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired

Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number and class of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund's transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7. Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:

     (a) The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

     (b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

     (c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Select Shares and Investor Shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding Select Shares and Investor Shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

     (d) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust's Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (e) The audited financial statements of the Surviving Fund as of March 31, 2008 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the

Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

     (f) Since March 31, 2008, there has not been any material adverse change in the Surviving Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

     (g) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

     (j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

     (k) For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

     (l) The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     (m) The information statement and prospectus and statement of additional information (collectively, the "Information Statement/Prospectus") to be included in the Surviving Fund's registration statement on Form N-14 (the "Registration Statement") and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8. Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:

     (a) The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

     (b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Select Shares and Investor Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding Select Shares and Investor Shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

     (d) The audited financial statements of the Acquired Fund as of March 31, 2008 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

     (e) Since March 31, 2008, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the

Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

     (f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section
1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

     (g) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust's Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (i) Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (j) Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

     (k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

     (l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

     (m) The Information Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9. Covenants of the Surviving Fund and the Acquired Fund.

     (a) The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     (b) The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     (c) Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     (d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund's President, Vice President or Treasurer.

10. Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

     (b) The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

          (i) The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

          (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

          (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

          (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

          (vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund's registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

     Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers' certificates and certificates of public officials in rendering their opinion.

     (c) The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund's portfolio securities.

     (d) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11. Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     (a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

     (b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

          (i) The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

          (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (iii) This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

          (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

          (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

          (vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

          (viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

     Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers' certificates and certificates of public officials in rendering their opinion.

     (c) On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12. Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     (a) The Trust's Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

     (b) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     (c) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     (d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (e) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

          (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

          (ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to the shareholders of the Acquired Fund.

          (iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

          (iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

          (v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

          (vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

          (vii) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

          (viii) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

          No opinion will be expressed as to the effect of the Reorganization on
(i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

     Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).

13. Closing Date of the Reorganization. The exchange of the Acquired Fund's assets for the Surviving Fund Shares shall be effective as of opening of business on [_____ __, 2009], or at such other time and date as fixed by the mutual consent of the parties (the "Closing Date").

14. Termination.

     (a) This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

          (i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

          (ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

          (iii) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund's or Surviving Fund's shareholders;

     (b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.

15. Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.

16. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17. Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:

Jeffrey Mortimer
Laudus Trust
101 Montgomery Street
San Francisco CA, 94104

with a copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Surviving Fund:

Jeffrey Mortimer
Laudus Trust
101 Montgomery Street
San Francisco CA, 94104

with a copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

18. Fees and Expenses.

     (a) Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     (b) Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by CSIM. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this
Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. CSIM agrees that all such fees and expenses so borne and paid, shall be paid directly by CSIM (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses.

Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders' expenses, if any.

19. Headings, Counterparts, Assignment.

     (a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     (d) The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

     (e) A copy of the Trust's Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        LAUDUS TRUST, ON BEHALF OF ITS SERIES,
                                        THE U.S. LARGE CAPITALIZATION GROWTH
                                        FUND


                                        By:
                                            ------------------------------------
                                        Name:
                                        Title:

                                        LAUDUS TRUST, ON BEHALF OF ITS SERIES,
                                        THE LAUDUS ROSENBERG U.S LARGE
                                        CAPITALIZATION FUND


                                        By:
                                            ------------------------------------
                                        Name:
                                        Title:


                                        SOLELY FOR PURPOSES OF SECTIONS 14(b)
                                        AND 18(b), CHARLES SCHWAB INVESTMENT
                                        MANAGEMENT, INC.


                                        By:
                                            ------------------------------------
                                        Name:
                                        Title:

                                  LAUDUS TRUST
                              101 Montgomery Street
                             San Francisco, CA 94104
                                  888.517.9900

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
                                   a series of
                                  Laudus Trust
                              101 Montgomery Street
                             San Francisco, CA 94104

                        By and in Exchange for Shares of

                 LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
                                   a series of
                                  Laudus Trust
                              101 Montgomery Street
                             San Francisco, CA 94104

                              [February __], 2009

     This Statement of Additional Information (the "SAI"), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the "Large Cap Growth Fund" or the "Acquired Fund") to the Laudus Rosenberg U.S. Large Capitalization Fund (the "Large Cap Fund" or the "Surviving Fund" and, together with the Large Cap Growth Fund, the "Funds") (the "Reorganization"), should be read in conjunction with the Prospectus/Information Statement dated February______, 2009 relating specifically to the Reorganization (the "Prospectus"). Copies of the Prospectus may be obtained at no charge by calling the Trust at (800) 447-3332.

     This SAI, relating specifically to the Reorganization, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

     1. The Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated July 31, 2008.

     2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports for the period ended March 31, 2008 (together, the "Annual Reports"). No other parts of the Annual Reports are incorporated herein by reference.

     3. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Semi-Annual Reports for the period ended September 30, 2008 (together, the "Semi-Annual Reports"). No other parts of the Semi-Annual Reports are incorporated herein by reference.

                     TABLE OF CONTENTS - UPDATE PAGE NUMBERS

A. General Information.....................................................    3
B. Additional Information About the Acquired Fund and the Surviving Fund...    3
C. Financial Statements....................................................    3
D. Pro Forma Financial Statements (Unaudited)..............................    4
E. Miscellaneous...........................................................   17

     A. GENERAL INFORMATION

     The Board of Trustees of the Acquired Fund has approved an Agreement and Plan of Reorganization (the "Plan") which contemplates the transfer of substantially all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for Select Shares and Investor Shares of the Surviving Fund.

     After the transfer of substantially all its assets and liabilities in exchange for Select Shares and Investor Shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning Select Shares and Investor Shares of the Acquired Fund at the closing of the Reorganization will receive Select Shares and Investor Shares, respectively, of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Surviving Fund for each shareholder. In connection with the Reorganization, all outstanding Select Shares and Investor Shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.

     B. ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING FUND

     This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated July 31, 2008.

     C. FINANCIAL STATEMENTS

     Historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:

          1. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports are incorporated herein by reference to such Annual Reports. No other parts of the Annual Reports are incorporated herein by reference; and

          2. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Semi-Annual Reports are incorporated herein by reference to such Semi-Annual Reports. No other parts of the Semi-Annual Reports are incorporated herein by reference..

     D. PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on October 1, 2008.

     The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of September 30, 2008. The unaudited pro forma combined statement of operations for the period ended September 30, 2008, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period ended September 30, 2008. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at October 1, 2008. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at September 30, 2008, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.

     Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Large Cap Fund for pre-combination periods will not be combined/consolidated or included with the results of the Surviving Fund.

     The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.

                  Pro Forma Schedule of Investments (Unaudited)
       Large Cap Growth Fund, Large Cap Fund and Pro Forma Large Cap Fund

                               September 30, 2008

                                                                                                            PRO FORMA COMBINED LARGE
                                                                  LARGE CAP               LARGE CAP                 CAP FUND
                                                                 GROWTH FUND                 FUND               (SURVIVING FUND)
                                                           ----------------------   ---------------------   ------------------------
             SECURITY DESCRIPTION                           SHARES/      MARKET      SHARES/      MARKET     SHARES/       MARKET
   AND PERCENTAGE OF NET ASSETS (PRO FORMA)                PRINCIPAL      VALUE     PRINCIPAL     VALUE     PRINCIPAL       VALUE
------------------------------------------- --             ---------   ----------   ---------   ---------   ---------   ------------
AUTOMOBILES & COMPONENTS 0.1%
Johnson Controls, Inc.                                        3,000        90,990         50        1,516      3,050         92,506
                                                                           90,990                   1,516                    92,506
BANKS 1.7%
Hudson City Bancorp, Inc.                            (a)      4,700        86,715     11,300      208,485     16,000        295,200
M&T Bank Corp.                                                                           510       45,518        510         45,518
Regions Financial Corp.                                                               32,962      316,435     32,962        316,435
SunTrust Banks, Inc.                                                                     708       31,853        708         31,853
U.S. Bancorp                                                                          22,260      801,805     22,260        801,805
Wells Fargo & Co.                                                                     22,500      844,425     22,500        844,425
                                                                           86,715               2,248,521                 2,335,236
CAPITAL GOODS 10.0%
3M Co.                                               (a)      4,660       318,325        320       21,859      4,980        340,184
Aecom Technology Corp.                           *            2,800        68,432                              2,800         68,432
AGCO Corp.                                       *   (a)      2,510       106,951                              2,510        106,951
Alliant Techsystems, Inc.                        *   (a)        770        72,334                                770         72,334
AMETEK, Inc.                                                  2,860       116,602                              2,860        116,602
Armstrong World Industries, Inc.                                                         690       19,941        690         19,941
Caterpillar, Inc.                                    (a)      4,000       238,400                              4,000        238,400
Cooper Industries Ltd., Class A                      (a)        210         8,390                                210          8,390
Crane Co.                                                                              3,790      112,601      3,790        112,601
Cummins, Inc.                                                 4,600       201,112     15,612      682,557     20,212        883,669
Danaher Corp.                                                 1,300        90,220                              1,300         90,220
Deere & Co.                                                   6,128       303,336                              6,128        303,336

Donaldson Co., Inc.                                  (a)      1,780        74,600                              1,780         74,600
Dover Corp.                                                   3,200       129,760     14,100      571,755     17,300        701,515
Emerson Electric Co.                                          7,960       324,688                              7,960        324,688
First Solar, Inc.                                *              819       154,717      2,920      551,617      3,739        706,334
Flowserve Corp.                                                 140        12,428                                140         12,428
Fluor Corp.                                                   3,000       167,100                              3,000        167,100
General Dynamics Corp.                               (a)      1,100        80,982         80        5,890      1,180         86,872
General Electric Co.                                                                  20,300      517,650     20,300        517,650
Honeywell International, Inc.                                 8,730       362,731     25,463    1,057,988     34,193      1,420,719
Jacobs Engineering Group, Inc.                   *   (a)      2,070       112,422                              2,070        112,422
Joy Global, Inc.                                     (a)      1,747        78,860                              1,747         78,860
Kennametal, Inc.                                                700        18,984                                700         18,984
L-3 Communications Holdings, Inc.                             1,700       167,144                              1,700        167,144
Lennox International, Inc.                                    1,800        59,886                              1,800         59,886
Lockheed Martin Corp.                                         5,950       652,536     17,158    1,881,718     23,108      2,534,254
Northrop Grumman Corp.                                        1,550        93,837     20,700    1,253,178     22,250      1,347,015
PACCAR, Inc.                                         (a)      2,340        89,365                              2,340         89,365
Pall Corp.                                                       90         3,095                                 90          3,095
Parker Hannifin Corp.                                         1,620        85,860                              1,620         85,860
Precision Castparts Corp.                                       900        70,902                                900         70,902
Raytheon Co.                                         (a)      2,800       149,828                              2,800        149,828
Rockwell Automation, Inc.                            (a)      2,670        99,698                              2,670         99,698
SPX Corp.                                            (a)      1,100        84,700      4,160      320,320      5,260        405,020
SunPower Corp., Class B                          *              959        66,219      1,072       74,022      2,031        140,241
The Boeing Co.                                                4,600       263,810                              4,600        263,810
The Manitowoc Co., Inc.                              (a)      4,000        62,200      9,350      145,392     13,350        207,592
The Shaw Group, Inc.                             *            1,800        55,314      5,409      166,218      7,209        221,532
The Timken Co.                                                  107         3,033      6,949      197,004      7,056        200,037
The Toro Co.                                         (a)      1,700        70,210                              1,700         70,210
Tyco International Ltd.                                       3,500       161,092                              3,500        161,092
United Technologies Corp.                                     3,500       210,210                              3,500        210,210
W.W. Grainger, Inc.                                           1,390       120,888      4,051      352,315      5,441        473,203
                                                                        5,611,201               7,932,025                13,543,226
COMMERCIAL & PROFESSIONAL SUPPLIES 0.6%
Allied Waste Industries, Inc.                    *            4,000        44,440     20,530      228,088     24,530        272,528
Manpower, Inc.                                       (a)        200         8,632      1,280       55,245      1,480         63,877
R.R. Donnelley & Sons Co.                                                             17,100      419,463     17,100        419,463
Waste Management, Inc.                                        2,700        85,023                              2,700         85,023
                                                                          138,095                 702,796                   840,891
CONSUMER DURABLES & APPAREL 0.4%
NIKE, Inc., Class B                                           5,210       348,549                              5,210        348,549
The Stanley Works                                    (a)        900        37,566                                900         37,566
The Warnaco Group, Inc.                          *                                     2,110       95,562      2,110         95,562
                                                                          386,115                  95,562                   481,677
CONSUMER SERVICES 1.0%
CBRL Group, Inc.                                     (a)        800        21,040                                800         21,040
H&R Block, Inc.                                      (a)      2,112        48,048     21,900      498,225     24,012        546,273
McDonald's Corp.                                              6,600       407,220                              6,600        407,220
Yum! Brands, Inc.                                            10,600       345,666                             10,600        345,666
                                                                          821,974                 498,225                 1,320,199

DIVERSIFIED FINANCIALS 3.8%
American Express Co.                                          5,700       201,951      7,520      266,434     13,220        468,385
Bank of America Corp.                                                                 36,750    1,286,250     36,750      1,286,250
BlackRock, Inc.                                      (a)        660       128,370                                660        128,370
Citigroup, Inc.                                                                       41,300      847,063     41,300        847,063
JPMorgan Chase & Co.                                                                  30,573    1,427,759     30,573      1,427,759
Morgan Stanley                                                                         6,870      158,010      6,870        158,010
Northern Trust Corp.                                          3,381       244,108                              3,381        244,108
State Street Corp.                                            2,090       118,879                              2,090        118,879
T. Rowe Price Group, Inc.                            (a)      1,500        80,565                              1,500         80,565
The Goldman Sachs Group, Inc.                                                          2,730      349,440      2,730        349,440
                                                                          773,873               4,334,956                 5,108,829
ENERGY 16.3%
Apache Corp.                                                                              20        2,086         20          2,086
Arch Coal, Inc.                                      (a)      2,530        83,212                              2,530         83,212
Atwood Oceanics, Inc.                            *   (a)      1,900        69,160                              1,900         69,160
Baker Hughes, Inc.                                            4,520       273,641                              4,520        273,641
Cabot Oil & Gas Corp.                                         1,800        65,052                              1,800         65,052
Cameron International Corp.                      *            4,540       174,972        110        4,239      4,650        179,211
Chevron Corp.                                                                         30,670    2,529,662     30,670      2,529,662
Cimarex Energy Co.                                                                     6,300      308,133      6,300        308,133
ConocoPhillips                                                                        33,300    2,439,225     33,300      2,439,225
Continental Resources, Inc.                      *   (a)      1,800        70,614                              1,800         70,614
Denbury Resources, Inc.                          *   (a)      4,700        89,488                              4,700         89,488
Devon Energy Corp.                                                                     3,588      327,226      3,588        327,226
Diamond Offshore Drilling, Inc.                      (a)      1,650       170,049      2,360      243,222      4,010        413,271
Encore Acquisition Co.                           *              600        25,068                                600         25,068
ENSCO International, Inc.                                     3,220       185,569      4,000      230,520      7,220        416,089
EOG Resources, Inc.                                           1,200       107,352                              1,200        107,352
Exxon Mobil Corp.                                            10,980       852,707     41,870    3,251,624     52,850      4,104,331
FMC Technologies, Inc.                           *            2,500       116,375                              2,500        116,375
Forest Oil Corp.                                 *                                     5,980      296,608      5,980        296,608
Foundation Coal Holdings, Inc.                                1,500        53,370      1,160       41,273      2,660         94,643
Global Industries Ltd.                           *   (a)      3,200        22,208                              3,200         22,208
Halliburton Co.                                              11,600       375,724                             11,600        375,724
Helix Energy Solutions Group, Inc.               *   (a)        200         4,856      3,030       73,568      3,230         78,424
Hess Corp.                                           (a)      2,000       164,160                              2,000        164,160
International Coal Group, Inc.                   *                                     8,720       54,413      8,720         54,413
Mariner Energy, Inc.                             *   (a)      2,500        51,250      6,320      129,560      8,820        180,810
Massey Energy Co.                                    (a)      2,310        82,398      3,880      138,400      6,190        220,798
Murphy Oil Corp.                                     (a)      3,400       218,076     10,000      641,400     13,400        859,476
National-Oilwell Varco, Inc.                     *            2,500       125,575                              2,500        125,575
Newfield Exploration Co.                         *                                     2,360       75,496      2,360         75,496
Noble Corp.                                                   5,380       236,182      7,425      325,957     12,805        562,139
Noble Energy                                         (a)        480        26,683                                480         26,683
Occidental Petroleum Corp.                           (a)      8,461       596,077     16,630    1,171,583     25,091      1,767,660
Oil States International, Inc.                   *   (a)      1,250        44,188      3,840      135,744      5,090        179,932
Overseas Shipholding Group, Inc.                                                         250       14,578        250         14,578
Patterson-UTI Energy, Inc.                           (a)      3,075        61,562                              3,075         61,562
Peabody Energy Corp.                                 (a)      1,600        72,000                              1,600         72,000

Penn Virginia Corp.                                                                      830       44,355        830         44,355
Petrohawk Energy Corp.                           *   (a)      4,000        86,520                              4,000         86,520
Pioneer Natural Resources Co.                                                          4,340      226,895      4,340        226,895
Plains Exploration & Production Co.              *            2,496        87,759      5,750      202,170      8,246        289,929
Pride International, Inc.                        *            3,530       104,523      1,320       39,085      4,850        143,608
Rowan Cos., Inc.                                     (a)      2,720        83,096      8,340      254,787     11,060        337,883
SandRidge Energy, Inc.                           *   (a)      3,000        58,800                              3,000         58,800
Schlumberger Ltd.                                    (a)     14,800     1,155,732      9,124      712,493     23,924      1,868,225
SEACOR Holdings, Inc.                            *   (a)        200        15,790                                200         15,790
Smith International, Inc.                            (a)      4,700       275,608      4,000      234,560      8,700        510,168
Southwestern Energy Co.                          *            5,800       177,132                              5,800        177,132
St. Mary Land & Exploration Co.                      (a)      1,100        39,215                              1,100         39,215
Stone Energy Corp.                               *                                     1,806       76,448      1,806         76,448
Superior Energy Services, Inc.                   *            2,246        69,940                              2,246         69,940
Swift Energy Co.                                 *                                     2,030       78,541      2,030         78,541
Teekay Corp.                                                                           3,200       84,416      3,200         84,416
TETRA Technologies, Inc.                         *            3,000        41,550                              3,000         41,550
The Williams Cos., Inc.                                       6,550       154,907                              6,550        154,907
Tidewater, Inc.                                                 200        11,072      3,800      210,368      4,000        221,440
Transocean, Inc.                                 *   (a)      1,979       217,373                              1,979        217,373
Unit Corp.                                       *            1,200        59,784      2,350      117,077      3,550        176,861
W&T Offshore, Inc.                                   (a)      1,170        31,929      2,300       62,767      3,470         94,696
Walter Industries, Inc.                                       1,400        66,430                              1,400         66,430
Weatherford International Ltd.                   *   (a)      4,200       105,588                              4,200        105,588
Whiting Petroleum Corp.                          *            1,080        76,961                              1,080         76,961
                                                                        7,337,277              14,778,479                22,115,756
FOOD & STAPLES RETAILING 1.2%
Costco Wholesale Corp.                               (a)      2,330       151,287                              2,330        151,287
CVS Caremark Corp.                                           10,320       347,371      1,954       65,772     12,274        413,143
Sysco Corp.                                          (a)      3,400       104,822                              3,400        104,822
Walgreen Co.                                                  5,300       164,088                              5,300        164,088
Wal-Mart Stores, Inc.                                        12,190       730,059                             12,190        730,059
                                                                        1,497,627                  65,772                 1,563,399
FOOD, BEVERAGE & TOBACCO 3.5%
Altria Group, Inc.                                           10,100       200,384     14,960      296,806     25,060        497,190
Bunge Ltd.                                                                             8,069      509,799      8,069        509,799
Campbell Soup Co.                                               260        10,036         20          772        280         10,808
Constellation Brands, Inc., Class A              *                                    25,934      556,544     25,934        556,544
Dean Foods Co.                                   *   (a)      1,650        38,544                              1,650         38,544
H.J. Heinz Co.                                                3,200       159,904                              3,200        159,904
Kellogg Co.                                          (a)      2,800       157,080                              2,800        157,080
PepsiCo, Inc.                                                 9,600       684,192                              9,600        684,192
Philip Morris International, Inc.                             7,700       370,370     12,740      612,794     20,440        983,164
The Coca-Cola Co.                                            15,023       794,416                             15,023        794,416
The Pepsi Bottling Group, Inc.                                1,700        49,589                              1,700         49,589
Tyson Foods, Inc., Class A                                                            19,590      233,905     19,590        233,905
UST, Inc.                                            (a)      1,700       113,118                              1,700        113,118
                                                                        2,577,633               2,210,620                 4,788,253
HEALTH CARE EQUIPMENT & SERVICES 3.3%
Aetna, Inc.                                                   2,300        83,053                              2,300         83,053

Baxter International, Inc.                                    7,000       459,410                              7,000        459,410
Beckman Coulter, Inc.                                         1,260        89,447                              1,260         89,447
Becton, Dickinson & Co.                                       3,900       313,014                              3,900        313,014
Cardinal Health, Inc.                                         1,978        97,476                              1,978         97,476
Edwards Lifesciences Corp.                       *   (a)      1,700        98,192                              1,700         98,192
Express Scripts, Inc.                            *   (a)      4,400       324,808     14,400    1,063,008     18,800      1,387,816
Health Net, Inc.                                 *              180         4,248      7,498      176,953      7,678        181,201
Hologic, Inc.                                    *                                    19,500      376,935     19,500        376,935
Intuitive Surgical, Inc.                         *              900       216,882                                900        216,882
Inverness Medical Innovations, Inc.              *                                     5,425      162,750      5,425        162,750
Medco Health Solutions, Inc.                     *            3,100       139,500                              3,100        139,500
Medtronic, Inc.                                               7,100       355,710                              7,100        355,710
St. Jude Medical, Inc.                           *            3,100       134,819                              3,100        134,819
Stryker Corp.                                        (a)      1,700       105,910                              1,700        105,910
Teleflex, Inc.                                                                         2,912      184,883      2,912        184,883
Varian Medical Systems, Inc.                     *            2,400       137,112                              2,400        137,112
                                                                        2,559,581               1,964,529                 4,524,110
HOUSEHOLD & PERSONAL PRODUCTS 3.1%
Avon Products, Inc.                                           6,900       286,833     26,285    1,092,667     33,185      1,379,500
Church & Dwight Co., Inc.                            (a)      1,600        99,344         90        5,588      1,690        104,932
Colgate-Palmolive Co.                                         6,120       461,142      4,920      370,722     11,040        831,864
Energizer Holdings, Inc.                         *   (a)      1,130        91,022      1,200       96,660      2,330        187,682
Herbalife Ltd.                                       (a)      2,000        79,040                              2,000         79,040
The Clorox Co.                                       (a)      1,300        81,497      5,427      340,219      6,727        421,716
The Estee Lauder Cos., Inc., Class A                          2,000        99,820      8,100      404,271     10,100        504,091
The Procter & Gamble Co.                                      7,500       522,675      3,500      243,915     11,000        766,590
                                                                        1,721,373               2,554,042                 4,275,415
INSURANCE 4.8%
Aflac, Inc.                                                   2,800       164,500                              2,800        164,500
Aon Corp.                                                                             18,761      843,494     18,761        843,494
Assurant, Inc.                                                                         8,180      449,900      8,180        449,900
CNA Financial Corp.                                           1,000        26,240      4,690      123,066      5,690        149,306
Everest Re Group Ltd.                                                                  4,700      406,691      4,700        406,691
MetLife, Inc.                                                                         25,978    1,454,768     25,978      1,454,768
Prudential Financial, Inc.                                    2,333       167,976     22,646    1,630,512     24,979      1,798,488
Reinsurance Group of America, Inc., Class A                                            1,410       76,140      1,410         76,140
The Hartford Financial Services Group, Inc.                                           13,285      544,552     13,285        544,552
Unum Group                                                                            25,540      641,054     25,540        641,054
                                                                          358,716               6,170,177                 6,528,893
MATERIALS 7.8%
Air Products & Chemicals, Inc.                                1,130        77,394                              1,130         77,394
Albemarle Corp.                                               2,340        72,166                              2,340         72,166
Alcoa, Inc.                                                   3,900        88,062                              3,900         88,062
Ashland, Inc.                                                                          4,460      130,410      4,460        130,410
Cabot Corp.                                          (a)      1,700        54,026      4,870      154,769      6,570        208,795
Carpenter Technology Corp.                                       76         1,949                                 76          1,949
Celanese Corp., Series A                                      2,554        71,282      6,530      182,252      9,084        253,534
CF Industries Holdings, Inc.                                  1,100       100,606      4,300      393,278      5,400        493,884
Chemtura Corp.                                                  300         1,368      7,243       33,028      7,543         34,396

Cleveland-Cliffs, Inc.                                        2,800       148,232      6,527      345,539      9,327        493,771
Cytec Industries, Inc.                                                                 3,350      130,349      3,350        130,349
Domtar Corp.                                     *   (a)        790         3,634                                790          3,634
Eastman Chemical Co.                                                                   5,800      319,348      5,800        319,348
FMC Corp.                                                     1,100        56,529      4,267      219,281      5,367        275,810
Hercules, Inc.                                                                         7,527      148,959      7,527        148,959
International Flavors & Fragrances, Inc.             (a)      2,300        90,758                              2,300         90,758
International Paper Co.                                                               28,951      757,937     28,951        757,937
Monsanto Co.                                                  6,500       643,370     23,100    2,286,438     29,600      2,929,808
Nalco Holding Co.                                             4,200        77,868     10,308      191,110     14,508        268,978
Newmont Mining Corp.                                          2,800       108,528                              2,800        108,528
Nucor Corp.                                          (a)      1,880        74,260                              1,880         74,260
Olin Corp.                                                                             4,780       92,732      4,780         92,732
PPG Industries, Inc.                                            900        52,488     11,290      658,433     12,190        710,921
Praxair, Inc.                                                 4,500       322,830                              4,500        322,830
Rockwood Holdings, Inc.                          *                                     2,277       58,428      2,277         58,428
RPM International, Inc.                              (a)      4,300        83,162      8,420      162,843     12,720        246,005
Sigma-Aldrich Corp.                                  (a)        550        28,831                                550         28,831
Steel Dynamics, Inc.                                              1            17                                  1             17
Terra Industries, Inc.                               (a)      1,980        58,212      7,392      217,325      9,372        275,537
The Lubrizol Corp.                                   (a)        800        34,512                                800         34,512
The Mosaic Co.                                                2,691       183,042     10,697      727,610     13,388        910,652
The Scotts Miracle-Gro Co., Class A                           1,200        28,368      1,240       29,314      2,440         57,682
The Valspar Corp.                                    (a)        200         4,458      7,520      167,621      7,720        172,079
United States Steel Corp.                                     1,920       149,011      7,900      613,119      9,820        762,130
                                                                        2,614,963               8,020,123                10,635,086
MEDIA 2.6%
CBS Corp., Class B                                                                    55,900      815,022     55,900        815,022
Comcast Corp., Class A                               (a)      5,000        98,150                              5,000         98,150
DISH Network Corp., Class A                      *            3,635        76,335     15,245      320,145     18,880        396,480
The DIRECTV Group, Inc.                          *   (a)      7,163       187,456                              7,163        187,456
Time Warner, Inc.                                                                    151,400    1,984,854    151,400      1,984,854
Viacom, Inc., Class B                            *            3,400        84,456                              3,400         84,456
                                                                          446,397               3,120,021                 3,566,418
PHARMACEUTICALS & BIOTECHNOLOGY 8.7%
Abbott Laboratories                                          10,100       581,558                             10,100        581,558
Allergan, Inc.                                                1,800        92,700                              1,800         92,700
Amgen, Inc.                                      *            1,300        77,051      4,832      286,393      6,132        363,444
Applied Biosystems, Inc.                                      1,900        65,075                              1,900         65,075
Biogen Idec, Inc.                                *            4,144       208,402      2,390      120,193      6,534        328,595
Bristol-Myers Squibb Co.                                     22,300       464,955     88,800    1,851,480    111,100      2,316,435
Celgene Corp.                                    *            2,800       177,184                              2,800        177,184
Cephalon, Inc.                                   *                                     5,041      390,627      5,041        390,627
Charles River Laboratories International, Inc.   *   (a)      1,000        55,530                              1,000         55,530
Eli Lilly & Co.                                                  50         2,202                                 50          2,202
Forest Laboratories, Inc.                        *            1,600        45,248                              1,600         45,248
Genentech, Inc.                                  *            2,700       239,436                              2,700        239,436
Genzyme Corp.                                    *   (a)      4,000       323,560                              4,000        323,560
Gilead Sciences, Inc.                            *            9,735       443,721     16,900      770,302     26,635      1,214,023
ImClone Systems, Inc.                            *            1,780       111,143                              1,780        111,143

Invitrogen Corp.                                 *   (a)      1,480        55,944      7,000      264,600      8,480        320,544
Johnson & Johnson                                             7,700       533,456      2,270      157,266      9,970        690,722
Merck & Co., Inc.                                             3,900       123,084                              3,900        123,084
Mylan, Inc.                                      *            2,000        22,840      1,210       13,818      3,210         36,658
PerkinElmer, Inc.                                    (a)      2,000        49,940                              2,000         49,940
Pfizer, Inc.                                                                         190,110    3,505,628    190,110      3,505,628
Schering-Plough Corp.                                (a)      9,160       169,185                              9,160        169,185
Waters Corp.                                     *            1,800       104,724      6,966      405,282      8,766        510,006
Watson Pharmaceuticals, Inc.                     *            2,000        57,000                              2,000         57,000
                                                                        4,003,938               7,765,589                11,769,527
REAL ESTATE 0.7%
Boston Properties, Inc.                                                                  900       84,294        900         84,294
Douglas Emmett, Inc.                                                                   8,200      189,174      8,200        189,174
Health Care REIT, Inc.                                        1,100        58,553                              1,100         58,553
HRPT Properties Trust                                                                 16,600      114,374     16,600        114,374
ProLogis                                                                               2,200       90,794      2,200         90,794
Public Storage                                                                           900       89,109        900         89,109
Simon Property Group, Inc.                           (a)      1,190       115,430      1,680      162,960      2,870        278,390
Vornado Realty Trust                                                                   1,000       90,950      1,000         90,950
                                                                          173,983                 821,655                   995,638
RETAILING 1.7%
Amazon.com, Inc.                                 *            2,150       156,434                              2,150        156,434
AutoZone, Inc.                                   *              880       108,539      3,368      415,409      4,248        523,948
Best Buy Co., Inc.                                   (a)      2,200        82,500                              2,200         82,500
Big Lots, Inc.                                   *   (a)      3,100        86,273                              3,100         86,273
Dollar Tree, Inc.                                *            2,700        98,172                              2,700         98,172
Expedia, Inc.                                    *                                    15,600      235,716     15,600        235,716
Family Dollar Stores, Inc.                           (a)        200         4,740                                200          4,740
Limited Brands, Inc.                                          4,550        78,806     10,840      187,749     15,390        266,555
RadioShack Corp.                                     (a)      3,300        57,024                              3,300         57,024
Staples, Inc.                                        (a)      4,633       104,243                              4,633        104,243
Target Corp.                                         (a)      4,800       235,440                              4,800        235,440
The Sherwin-Williams Co.                             (a)      1,900       108,604                              1,900        108,604
The TJX Cos., Inc.                                   (a)      7,300       222,796        480       14,650      7,780        237,446
Urban Outfitters, Inc.                           *   (a)      2,700        86,049                              2,700         86,049
                                                                        1,429,620                 853,524                 2,283,144
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
Applied Materials, Inc.                              (a)      8,400       127,092                              8,400        127,092
Broadcom Corp., Class A                          *   (a)      3,200        59,616                              3,200         59,616
Cypress Semiconductor Corp.                      *            3,500        18,270      3,910       20,410      7,410         38,680
Fairchild Semiconductor International, Inc.      *            1,900        16,891                              1,900         16,891
Integrated Device Technology, Inc.               *            2,720        21,162                              2,720         21,162
Intel Corp.                                          (a)     31,500       589,995                             31,500        589,995
LSI Corp.                                        *   (a)     11,600        62,176     48,600      260,496     60,200        322,672
Micron Technology, Inc.                          *            1,500         6,075     59,600      241,380     61,100        247,455
Teradyne, Inc.                                   *            4,120        32,177                              4,120         32,177
Texas Instruments, Inc.                                       7,800       167,700                              7,800        167,700
                                                                        1,101,154                 522,286                 1,623,440
SOFTWARE & SERVICES 8.6%
Accenture Ltd., Class A                                       8,900       338,200     14,690      558,220     23,590        896,420

Activision Blizzard, Inc.                        *   (a)     11,000       169,730                             11,000        169,730
Adobe Systems, Inc.                              *            3,200       126,304                              3,200        126,304
Affiliated Computer Services, Inc., Class A      *   (a)      1,400        70,882        100        5,063      1,500         75,945
Akamai Technologies, Inc.                        *            4,900        85,456                              4,900         85,456
Amdocs Ltd.                                      *                                    13,821      378,419     13,821        378,419
Automatic Data Processing, Inc.                               3,000       128,250                              3,000        128,250
BMC Software, Inc.                               *   (a)      3,600       103,068        510       14,601      4,110        117,669
CA, Inc.                                                      4,718        94,171     28,300      564,868     33,018        659,039
Computer Sciences Corp.                          *                                    12,100      486,299     12,100        486,299
Compuware Corp.                                  *   (a)      7,165        69,429                              7,165         69,429
eBay, Inc.                                       *            6,000       134,280                              6,000        134,280
Electronic Arts, Inc.                            *            1,700        62,883                              1,700         62,883
Google, Inc., Class A                            *            1,560       624,811                              1,560        624,811
Hewitt Associates, Inc., Class A                 *            2,580        94,015      7,050      256,902      9,630        350,917
IAC/InterActiveCorp                              *            1,500        25,950      7,250      125,425      8,750        151,375
Intuit, Inc.                                     *            5,745       181,599     23,230      734,300     28,975        915,899
MasterCard, Inc., Class A                            (a)      1,300       230,529                              1,300        230,529
McAfee, Inc.                                     *            2,854        96,922                              2,854         96,922
Microsoft Corp.                                              56,100     1,497,309      9,970      266,099     66,070      1,763,408
Novell, Inc.                                     *            6,400        32,896     28,100      144,434     34,500        177,330
Oracle Corp.                                     *           42,100       855,051     97,829    1,986,907    139,929      2,841,958
SAIC, Inc.                                       *            2,600        52,598                              2,600         52,598
Solera Holdings, Inc.                            *                                     3,500      100,520      3,500        100,520
Synopsys, Inc.                                   *            4,510        89,975                              4,510         89,975
VeriSign, Inc.                                   *   (a)      3,700        96,496     13,717      357,740     17,417        454,236
Western Union Co.                                            12,100       298,507                             12,100        298,507
Yahoo!, Inc.                                     *   (a)      7,300       126,290                              7,300        126,290
                                                                        5,685,601               5,979,797                11,665,398
TECHNOLOGY HARDWARE & EQUIPMENT 9.0%
Agilent Technologies, Inc.                       *   (a)      6,400       189,824     23,490      696,713     29,890        886,537
Amphenol Corp., Class A                                       3,041       122,066        833       33,437      3,874        155,503
Apple, Inc.                                      *            9,820     1,116,141         80        9,093      9,900      1,125,234
Arrow Electronics, Inc.                          *              200         5,244                                200          5,244
Avnet, Inc.                                      *            2,800        68,964                              2,800         68,964
Avocent Corp.                                    *   (a)         15           307                                 15            307
AVX Corp.                                            (a)        300         3,057                                300          3,057
Cisco Systems, Inc.                              *           39,200       884,352                             39,200        884,352
CommScope, Inc.                                  *   (a)      1,800        62,352                              1,800         62,352
Corning, Inc.                                                 9,800       153,272                              9,800        153,272
Dell, Inc.                                       *           12,300       202,704                             12,300        202,704
EMC Corp.                                        *   (a)     10,110       120,916                             10,110        120,916
FLIR Systems, Inc.                               *   (a)      2,700       103,734                              2,700        103,734
Harris Corp.                                                  2,510       115,962      9,420      435,204     11,930        551,166
Hewlett-Packard Co.                                          23,340     1,079,241      9,164      423,743     32,504      1,502,984
International Business Machines Corp.                        13,311     1,556,854     30,503    3,567,631     43,814      5,124,485
Itron, Inc.                                      *   (a)      1,100        97,383                              1,100         97,383
JDS Uniphase Corp.                               *   (a)      2,030        17,174                              2,030         17,174
Juniper Networks, Inc.                           *   (a)      3,200        67,424                              3,200         67,424
Mettler-Toledo International, Inc.               *            1,400       137,200                              1,400        137,200
NCR Corp.                                        *   (a)        800        17,640                                800         17,640

QLogic Corp.                                     *   (a)      4,200        64,512                              4,200         64,512
QUALCOMM, Inc.                                               17,000       730,490                             17,000        730,490
Sun Microsystems, Inc.                           *                                     8,908       67,701      8,908         67,701
Vishay Intertechnology, Inc.                     *              300         1,986                                300          1,986
                                                                        6,918,799               5,233,522                12,152,321
TELECOMMUNICATION SERVICES 3.5%
American Tower Corp., Class A                    *            2,300        82,731                              2,300         82,731
AT&T, Inc.                                                                            51,220    1,430,062     51,220      1,430,062
Verizon Communications, Inc.                                                          99,533    3,194,014     99,533      3,194,014
                                                                           82,731               4,624,076                 4,706,807
TRANSPORTATION 2.4%
Burlington Northern Santa Fe Corp.                            1,700       157,131                              1,700        157,131
Con-way, Inc.                                        (a)        110         4,852                                110          4,852
CSX Corp.                                                     6,080       331,786                              6,080        331,786
Genco Shipping & Trading Ltd.                                                          1,460       48,530      1,460         48,530
Kansas City Southern                             *   (a)      1,800        79,848                              1,800         79,848
Norfolk Southern Corp.                                        3,300       218,493                              3,300        218,493
Ryder System, Inc.                                   (a)        800        49,600                                800         49,600
Union Pacific Corp.                                           6,800       483,888     21,960    1,562,674     28,760      2,046,562
United Parcel Service, Inc., Class B                 (a)      4,000       251,560                              4,000        251,560
UTI Worldwide, Inc.                                           3,100        52,762        690       11,744      3,790         64,506
                                                                        1,629,920               1,622,948                 3,252,868
UTILITIES 2.8%
CMS Energy Corp.                                                                      16,790      209,371     16,790        209,371
DTE Energy Co.                                                                        11,192      449,023     11,192        449,023
Entergy Corp.                                        (a)        800        71,208                                800         71,208
Exelon Corp.                                         (a)      1,800       112,716                              1,800        112,716
MDU Resources Group, Inc.                                                             12,920      374,680     12,920        374,680
NiSource, Inc.                                                                        19,716      291,008     19,716        291,008
ONEOK, Inc.                                                                            3,783      130,135      3,783        130,135
Pepco Holdings, Inc.                                                                  14,787      338,770     14,787        338,770
PG&E Corp.                                                                            24,570      920,147     24,570        920,147
PPL Corp.                                                     2,311        85,553                              2,311         85,553
Public Service Enterprise Group, Inc.                         2,900        95,091                              2,900         95,091
Sierra Pacific Resources                             (a)      2,400        22,992                              2,400         22,992
The AES Corp.                                    *           12,100       141,449     45,650      533,649     57,750        675,098
                                                                          529,009               3,246,783                 3,775,792
SHORT-TERM INVESTMENTS 1.6%
Repurchase Agreements                                                     595,000                                           595,000
Repurchase Agreements                                                                           1,597,000                 1,597,000
                                                                          595,000               1,597,000                 2,192,000
GRAND TOTAL                                                            49,172,285              86,964,544               136,136,829

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

            Pro Forma Statement of Assets and Liabilities (Unaudited)
       Large Cap Growth Fund, Large Cap Fund and Pro Forma Large Cap Fund
                               September 30, 2008

                                                               LAUDUS           LAUDUS
                                                              ROSENBERG        ROSENBERG
                                                             U.S. LARGE       U.S. LARGE
                                                           CAPITALIZATION   CAPITALIZATION     PROFORMA      PROFORMA
                                                             GROWTH FUND         FUND        ADJUSTMENTS     COMBINED
                                                           --------------   --------------   -----------   ------------
ASSETS
Investments, at value including $4,512,227 of securities
   on loan (cost $143,117,218)                               $49,172,285     $86,964,544                   $136,136,829
Collateral invested for securities on loan                     4,617,351               0                      4,617,351
Cash                                                               1,005             234                          1,239
Receivables:
   Investments sold                                              477,776       3,197,445                      3,675,221
   Fund shares sold                                               14,832         319,780                        334,612
   Dividends                                                      38,647         110,046                        148,693
   Income from securities on loan                                  1,072               0                          1,072
   Interest                                                           20              53                             73
Prepaid expenses                                                   3,378           5,353                          8,731
                                                             -----------     -----------                   ------------
TOTAL ASSETS                                                  54,326,366      90,597,455                    144,923,821
LIABILITIES
Collateral invested for securities on loan                     4,617,351              --                      4,617,351
Payables:
   Investments bought                                            416,379       3,769,915                      4,186,294
   Investment adviser fees                                         1,983           4,400       42,088            48,471
   Fund shares redeemed                                          129,431         277,813                        407,244
   Distribution and shareholder services fees                        971           4,269                          5,240
Accrued expenses                                                  46,630          46,642      (42,088)           51,184
                                                             -----------     -----------     --------      ------------
TOTAL LIABILITIES                                              5,212,745       4,103,039           --         9,315,784
                                                             -----------     -----------     --------      ------------
NET ASSETS                                                   $49,113,621     $86,494,416                   $135,608,037
                                                             ===========     ===========                   ============
NET ASSETS BY SOURCE
Capital received from investors                              $49,657,445     $98,858,028                   $148,515,473
Net investment income not yet distributed                        132,393         757,670                        890,063
Net realized capital losses                                     (919,326)     (5,897,784)                    (6,817,110)
Net unrealized capital gains/losses                              243,109      (7,223,498)                    (6,980,389)
NET ASSET VALUE (NAV) BY SHARES CLASS
INVESTOR SHARES:
Net Assets                                                   $ 2,904,271     $ 7,767,089                   $ 10,671,360
Shares Outstanding                                               358,738         833,417      (47,121)(a)     1,145,034
                                                             -----------     -----------                   ------------
Net Asset Value                                              $      8.10     $      9.32                   $       9.32
                                                             ===========     ===========                   ============
SELECT SHARES:
Net Assets                                                   $46,209,350     $78,727,327                   $124,936,677
Shares Outstanding                                             5,728,009       8,440,414     (775,238)(a)    13,393,185
                                                             -----------     -----------                   ------------
Net Asset Value                                              $      8.07     $      9.33                   $       9.33
                                                             ===========     ===========                   ============

(a) Reflects the adjustment to the number of shares outstanding due to the merger.

                  Pro Forma Statement of Operations (Unaudited)
       Large Cap Growth Fund, Large Cap Fund and Pro Forma Large Cap Fund
                      For the Year Ended September 30, 2008

                                             LAUDUS           LAUDUS
                                            ROSENBERG        ROSENBERG
                                           U.S. LARGE       U.S. LARGE
                                         CAPITALIZATION   CAPITALIZATION    PROFORMA       PROFORMA
                                           GROWTH FUND         FUND        ADJUSTMENTS     COMBINED
                                         --------------   --------------   -----------   ------------
INVESTMENT INCOME
Dividends                                 $   328,445      $   952,316                   $  1,280,761
Interest                                        4,803            8,909                         13,712
Securities on loan                             14,387               --                         14,387
                                          -----------      -----------                   ------------
TOTAL INVESTMENT INCOME                       347,635          961,225                      1,308,860
                                          -----------      -----------                   ------------
NET REALIZED LOSSES ON INVESTMENTS           (901,495)      (2,005,352)                    (2,906,847)
NET UNREALIZED LOSSES ON INVESTMENTS       (5,816,605)      (8,306,293)                   (14,122,898)
EXPENSES
Investment adviser fees                       217,291          366,961                        584,252
Accounting and administration fees             23,022           21,960       (16,698)          28,284(a)
Professional fees                              17,842           20,058       (18,950)          18,950(b)
Transfer agent fees                             9,681           12,531                         22,212
Registration fees                              16,201           12,280                         28,481
Custodian fees                                  5,008           11,215        (4,800)          11,423(c)
Shareholder reports                             4,379            7,503                         11,882
Distribution and shareholder service
   fees (Investor Shares)                       3,784           11,968                         15,752
Trustees' fees                                  3,279            3,692        (1,640)           5,331(d)
Sub-Accounting fees (Investor
   Shares)                                      1,870            6,182                          8,052
Interest expense                                1,144              189                          1,333
Other expenses                                  2,650            4,360                          7,010
                                          -----------      -----------       -------     ------------
Total expenses                                306,151          478,899       (42,088)         742,962
Expense reduction by adviser                  (53,804)         (50,592)       42,088          (62,308)(d)
Custody credits                                   (31)             (19)                           (50)
                                          -----------      -----------       -------     ------------
NET EXPENSES                                  252,316          428,288            --          680,604
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS
Total investment income                       347,635          961,225                      1,308,860
Net expenses                                  252,316          428,288                        680,604
                                          -----------      -----------                   ------------
Net investment income                          95,319          532,937                        628,256
Net realized losses                          (901,495)      (2,005,352)                    (2,906,847)
Net unrealized losses                      (5,816,605)      (8,306,293)                   (14,122,898)
                                          -----------      -----------                   ------------
DECREASE IN NET ASSETS FROM OPERATIONS    $(6,622,781)     $(9,778,708)                  $(16,401,489)

Notes to the Unaudited Pro Forma Combined Financial Statements September 30,
2008

1. BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments ("Pro Forma Statements") as of September 30, 2008, and the related Pro Forma Combined Statement of Operations for the semi-annual period ended September 30, 2008, reflect the accounts of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the "Large Cap Growth Fund" or the "Acquired Fund") and Laudus Rosenberg U.S. Large Capitalization Fund (the "Large Cap Fund" or the "Surviving Fund"), each a series of Laudus Trust. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Fund's shares as of the close of business on September 30, 2008.

     The Pro Forma Statements give effect to the proposed transfer of substantially all assets and liabilities of the Acquired Funds in exchange for shares of the Surviving Fund. In conjunction with the reorganization, the Large Cap Fund is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Funds included in their respective Statements of Additional Information.

2. SIGNIFICANT ACCOUNTING POLICIES

General--The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation--The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:

     - SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. The Funds do not isolate the portion of the fluctuation on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     - SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUNDS CALCULATE NET ASSET VALUE: valued at fair value, as determined in good faith by the Funds' investment adviser using guidelines adopted by the Funds' Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price, or certain foreign securities closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which Fund shares are priced. The Board of Trustees regularly reviews fair value determinations, made by the Funds, pursuant to the procedures.

     - SHORT-TERM DEBT SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost (which approximates market value).

     - MUTUAL FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

3. CAPITAL SHARES

     The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Fund which would have been issued at September 30, 2008, in connection with the proposed reorganization.

Assuming a merger date of September 30, 2008, shareholders of the Large Cap Growth Fund would have received 0.8647 Select share of the Large Cap Fund in exchange for 1 Select share of the Large Cap Growth Fund, and 0.8686 Investor share of Large Cap Fund in exchange for 1 Investor share of the Large Cap Growth Fund. The Pro Forma Statements assume that all shares of the Acquired Funds outstanding on September 30, 2008, were exchanged, tax free, for shares of the Surviving Fund.

4. PRO FORMA OPERATING EXPENSES

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Adjustment to eliminate certain duplicated accounting/administration fees.

(b) Adjustment to eliminate duplicated audit fees.

(c) Adjustment to eliminate duplicate custodian transaction charges.

(d) Adjustment to eliminate duplicate per-fund trustee fees.

(e) Adjustment to reflect the Contractual expense limitation in effect for the Surviving Fund.

5. TAX MATTERS

     It is the policy of Laudus Trust that each of the Funds qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each year. Under the terms of the Plan of Reorganization, this reorganization should be treated as a tax-free business combination

6. FUND EXPENSES

     Pursuant to the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses for the Select and Investor classes when the operating expenses reach 0.84% and 1.14%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreement will be in place until at least July 30, 2010. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

7. NEW ACCOUNTING STANDARDS

The fund(s) adopted Financial Accounting Standard Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), Fair Value Measurements, effective April 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund's financial statements.

Various inputs are used in determining the value of the fund's investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's net assets as of September 30, 2008:

                                U.S. LARGE       U.S. LARGE     COMBINED LARGE
                              CAPITALIZATION   CAPITALIZATION   CAPITALIZATION
VALUATION INPUTS                GROWTH FUND         FUND             FUND
----------------              --------------   --------------   --------------
Level 1 - Quoted Prices         $48,577,285      $85,367,544     $133,944,829
Level 2 - Other significant
   observable inputs                595,000        1,597,000        2,192,000
Level 3 - Significant
   unobservable inputs                   --               --               --
                                -----------      -----------     ------------
TOTAL                           $49,172,285      $86,964,544     $136,136,829
                                ===========      ===========     ============

     E. MISCELLANEOUS

     Independent Registered Public Accounting Firm

          The audited financial statements of the Funds, incorporated into this SAI, have been audited by PricewaterhouseCoopers LLP, the Funds' independent registered public accounting firm, to the extent indicated in their report thereon which is included in the Annual Reports.

                                     PART C

                                OTHER INFORMATION

ITEM 15 INDEMNIFICATION

     Article VIII of the Registrant's Third Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification

     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

ITEM 16 EXHIBITS

(1) Third Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated herein by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed with the SEC on October 23, 2007 (referred to herein as, "PEA No. 60");

(2) Amended and Restated By-Laws of the Registrant - incorporated herein by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A filed with the SEC on December 17, 2007;

(3)        Not Applicable;

(4) Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14;

(5) Reference is made to Article 5 of the Third Amended and Restated Agreement and Declaration of Trust of the Registrant;

(6)(a)(1) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on March 12, 2004 (referred to herein as, "PEA No. 46");

(6)(a)(2) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 46;

(6)(a)(3) Management Contract between the Registrant on behalf of its Laudus Rosenberg Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 46;

(6)(a)(4) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 46;

(6)(a)(5) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 46;

(6)(a)(6) Management Contract between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 46;

(6)(a)(7) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 46;

(6)(a)(8) Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed with the SEC on April 14, 2006 (referred to herein as, "PEA No. 56");

(6)(a)(9) Management Contract between the Registrant on behalf of its Laudus Rosenberg International Discovery Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on July 28, 2006 (referred to herein as, "PEA No. 57");

(6)(a)(10) Management Contract between the Registrant on behalf of its Laudus
           Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 60;

(6)(a)(11) Management Contract between the Registrant on behalf of its Laudus
           Mondrian International Fixed Income Fund and Charles Schwab Investment Management, Inc. -- incorporated herein by reference to PEA No. 60;

(6)(a)(12) Management Contract between the Registrant on behalf of its Laudus
           Mondrian International Equity Fund and Charles Schwab Investment Management, Inc. - incorporated herein by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed with the SEC on July 30, 2008 (referred to herein as "PEA No. 65");

(6)(a)(13) Management Contract between the Registrant on behalf of its Laudus
           Mondrian Global Equity Fund and Charles Schwab Investment Management, Inc. - incorporated herein by reference to PEA No. 65;

(6)(b)(1) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 46;

(6)(b)(2) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 46;

(6)(b)(3) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 46;

(6)(b)(4) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 46;

(6)(b)(5) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 46;

(6)(b)(6) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U. S.

           Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 46;

(6)(b)(7) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 46;

(6)(b)(8) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2005;

(6)(b)(9) Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Discovery Fund, Charles Schwab Investment Management, Inc., and AXA Rosenberg Investment Management LLC -- incorporated herein by reference to PEA No. 57;

(6)(b)(10) Subadviser Agreement among the Registrant on behalf of its Laudus
           Mondrian Emerging Markets Fund and Laudus Mondrian International Fixed Income Fund, Charles Schwab Investment Management, Inc., and Mondrian Investment Partners Limited -- incorporated herein by reference to PEA No. 60;

(6)(b)(11) Subadviser Agreement among the Registrant on behalf of its Laudus
           Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund, Charles Schwab Investment Management, Inc., and Mondrian Investment Partners Limited -- incorporated herein by reference to PEA No. 65;

(7)(a)(1) Distribution Agreement by and among the Registrant, Laudus Institutional Trust, Charles Schwab Investment Management, Inc. and ALPS Distributors, Inc., -- incorporated herein by reference to PEA No. 56;

(7)(a)(2) Amendment to the Distribution Agreement -- incorporated herein by reference to PEA No. 65;

(8) Amended and Restated Laudus Funds Retirement Plan for Trustees - incorporated herein by reference to PEA No. 65;

(9)(a)(1) Amended and Restated Master Custodian Agreement by and between the Registrant and State Street Bank and Trust Company -- incorporated herein by reference to PEA No. 56;

(9)(a)(2) Amendment to the Amended and Restated Master Custodian Agreement -- incorporated herein by reference to PEA No. 65;

(10)(a) Amended and Restated Distribution and Shareholder Service Plan for Investor Shares --incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-A filed with the SEC on May 28, 1999;

(10)(b) Further Amended and Restated Multi-Class Plan -- incorporated herein by reference to PEA No. 65;

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith;

(12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith;

(13)(a)(1) Administration Agreement by and between State Street Bank and Trust
           Company and the Registrant -- incorporated herein by reference to PEA No. 56;

(13)(a)(2) Amendment to the Administration Agreement -- incorporated herein by reference to PEA No. 65;

(13)(b)(1) Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company -- incorporated herein by reference to PEA No. 56;

(13)(b)(2) Amendment to the Master Fund Accounting and Services Agreement --
           incorporated herein by reference to PEA No. 65;

(13)(c)(1) Transfer Agency and Service Agreement between the Registrant and
           Boston Financial Data Services, Inc. -- incorporated herein by reference to PEA No. 56;

(13)(c)(2) Amendment to the Transfer Agency and Service Agreement --
           incorporated herein by reference to PEA No. 65;

(13)(d) Amended and Restated Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant - incorporated herein by reference to PEA No. 65;

(14)(1)    Consent of PricewaterhouseCoopers LLP is filed herewith;

(14)(2)    Consent of Morgan, Lewis & Bockius LLP is filed herewith;

(15)       Not Applicable;

(16)(1)    Power of Attorney of Nils H. Hakansson is filed herewith;

16)(2)     Power of Attorney of Mariann Byerwalter is filed herewith;

(16)(3)    Power of Attorney of Randall W. Merk is filed herewith;

(16)(4)    Power of Attorney of George Pereira is filed herewith;

(16)(5)    Power Attorney of Jeffrey Mortimer is filed herewith;

(17)(a)(1) Code of Ethics of the Registrant and Charles Schwab Investment
           Management, Inc., investment adviser to the Funds -- incorporated herein by reference to PEA No. 65;

(17)(a)(2) Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to certain of the Funds -- incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on May 27, 2005;

(17)(a)(3) Code of Ethics of ALPS Distributors, Inc., principal underwriter to the Fund -- incorporated herein by reference to PEA No. 56;

(17)(a)(4) Code of Ethics of Mondrian Investment Partners LLP, investment subadviser to certain of the Funds -- incorporated herein by reference to Post-Effective Amendment No 64 to the Registration Statement filed on June 6, 2008;

(17)(b)(1) Prospectus dated July 31, 2008 with respect to the Laudus Rosenberg
           U.S. Equity Funds and the Laudus Rosenberg International Equity Funds -- incorporated herein by reference to PEA No. 65;

(17)(b)(2) Supplement dated December 15, 2008 to Prospectus dated July 31, 2008 with respect to the Laudus Rosenberg U.S. Equity Funds and the Laudus Rosenberg International Equity Funds -- incorporated herein by reference to definitive materials filed with the SEC on December 15, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(3) Statement of Additional Information dated July 31, 2008 with respect to the Laudus Rosenberg U.S. Equity Funds and the Laudus Rosenberg International Equity Funds -- incorporated herein by reference to PEA No. 65;

(17)(c) The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Laudus Rosenberg U.S. Large Capitalization Growth Fund and Laudus Rosenberg U.S. Large Capitalization Fund included in the Funds' Annual Reports to Shareholders for the period ended March 31, 2008 -- incorporated herein by reference to Registrant's Annual Report on Form N-CSR filed with the SEC on June 3, 2008;

(17)(d) The unaudited financial statements of the Laudus Rosenberg U.S. Large Capitalization Growth Fund and Laudus Rosenberg U.S. Large Capitalization Fund included in the Funds' Semi-Annual Reports to Shareholders for the period ended September 30, 2008 -- incorporated herein by reference to Registrant's Semi-Annual Report on Form N-CSR filed with the SEC on December 4, 2008.

ITEM 17 UNDERTAKINGS

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 14th day of January, 2009.

                                           LAUDUS TRUST


                                           By: Jeffrey Mortimer*
                                               ---------------------------------
                                               Jeffrey Mortimer
                                               Chief Executive Officer, Chief
                                               Investment Officer & President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 14th day of January 2009.


Signature                                  Title
---------                                  -----


/s/ Jeffrey Mortimer*                      Chief Executive Officer, Chief
----------------------------------------   Investment Officer & President
Jeffrey Mortimer


/s/ George Pereira*                        Treasurer and Chief Financial Officer
----------------------------------------   (Principal Financial and Accounting
George Pereira                             Officer)


/s/ Randall W. Merk*                       Trustee
----------------------------------------
Randall W. Merk


/s/ Mariann Byerwalter*                    Trustee
----------------------------------------
Mariann Byerwalter


/s/ Nils H. Hakansson*                     Trustee
----------------------------------------
Nils H. Hakansson


*By: /s/ Timothy W. Levin
     -----------------------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  Exhibit Index

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant

(12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding tax matters

(14)(1)   Consent of PricewaterhouseCoopers LLP

(14)(2)   Consent of Morgan, Lewis & Bockius LLP

(16)(1)   Power of Attorney of Nils H. Hakansson

(16)(2)   Power of Attorney of Mariann Byerwalter

(16)(3)   Power of Attorney of Randall W. Merk

(16)(4)   Power of Attorney of George Pereira

(16)(5)   Power Attorney of Jeffrey Mortimer